Financial instruments and fair value disclosures - Financial liabilities at amortised cost (Details) - Financial liabilities at amortised cost - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of financial liabilities [line items]
Carrying value	$ 27,233	$ 30,489	$ 16,659
Fair value	27,233	30,489	16,659
Trade and other payables
Disclosure of financial liabilities [line items]
Carrying value	18,831	22,655	16,659
Fair value	18,831	22,655	$ 16,659
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Carrying value	8,402	7,834
Fair value	$ 8,402	$ 7,834